Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2016
MML Asset Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML Asset Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period May 15, 2015 (commencement of operations) through December 31, 2015, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in asset classes the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers to exhibit “bull market” characteristics. These “bull market” characteristics may include, for example, upward trending prices and relatively low volatility. Babson Capital employs fundamental research and analysis of asset classes, industry sectors, countries, and currencies. In addition to seeking asset classes exhibiting “bull market” characteristics, Babson Capital models the expected returns of asset classes, favoring asset classes with higher expected returns. Babson Capital may sell an investment for the Fund if, for example, in its judgment, the investment is no longer exhibiting “bull market” characteristics or has achieved a full valuation. The Fund may invest in securities of issuers anywhere in the world, including emerging market countries.

The Fund expects that it will allocate its investments among the following asset classes.

Asset Class

Equity Investments
Developed Market Equity
Emerging Market Equity
Debt Investments
Developed Market Government Bonds
Emerging Market Government Bonds
Investment Grade Corporate Credit
Non-Investment Grade (“Junk” or “High Yield”) Corporate Credit
Property Investments
Developed Market
Emerging Market
Alternative Investments
Commodities (such as precious metals, agriculture, energy, livestock, or industrial metals)
Gold
Currency
Developed Market
Emerging Market
Cash on deposit, excluding short term instruments

Although Babson Capital expects that a number of these asset classes will be represented in the Fund’s portfolio at any particular time, there is no minimum or maximum amount of the Fund’s assets that may be invested in any asset class, and at any time the Fund may have all or none of its assets invested in any specific asset class.

The Fund expects that it will typically invest in equity, debt, REITs, and alternative investments either directly or through the purchase of exchange-traded funds (“ETFs”) and derivatives, including forward or futures contracts, options, and swaps. The Fund expects to invest in currencies through forward and futures contracts, options, and swaps. The Fund may use any of those types of derivatives for hedging purposes, to adjust portfolio characteristics (including the duration of the Fund’s portfolio of debt investments), or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may invest in debt securities of any maturity or duration and may invest in equity securities of companies of any market capitalization.

Although Babson Capital does not intend to use derivatives aggressively in the management of the Fund, the Fund has the ability to use derivatives in a manner intended to give rise to investment leverage to a more significant extent. For example, at a time when the Fund has obtained a long equity or other exposure using derivatives transactions rather than investing the Fund’s cash, Babson Capital may invest that cash in debt securities to earn additional income in order to finance the derivatives transactions or otherwise to enhance the Fund’s total return. In such a case, it is possible that the Fund might lose money on both the derivatives transactions and on those investments in debt securities. Babson Capital might also enter into derivatives transactions to achieve an overall investment exposure for the Fund in an amount greater than the Fund’s net asset value, at a time when it believes that such exposures, or the combination of those exposures, provides a potential return justifying any additional risk. These transactions will likely create investment leverage. Leverage typically has the effect of increasing the volatility of a fund’s portfolio, and of increasing the gains and losses of a fund.

The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Commodities-Related Investments Risk Commodity prices (including precious metals) can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political, and regulatory developments, or factors affecting a particular region, industry, or commodity. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, other economic sanctions, and tax increases. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Tax Status Risk The Fund’s ability to make direct and indirect investments in some of the asset classes described herein, including commodities-related investments or in investment vehicles that provide exposure to commodities or commodities-related investments, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended; if the Fund is not so limited or if such investments (or the income earned on such investments) are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. That could result in the Fund being subject to income tax at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, being taxable to shareholders as dividend income.

U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund began operations May 15, 2015. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund began operations May 15, 2015. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.
MML Asset Momentum Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	$ 1,483
MML Asset Momentum Fund | Service Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	433
5 Years	rr_ExpenseExampleYear05	781
10 Years	rr_ExpenseExampleYear10	$ 1,763

[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through April 30, 2017, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80% and 1.05% for Class II and Service Class I, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.